Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Components of income (loss) before income taxes:

(in millions)	2023	2022	2021
Domestic	$(1)	$24	$(42)
Foreign	347	359	316
Total income before income taxes	$346	$383	$274

Schedule of Components of Income Tax Expense (Benefit)
Components of the provision (benefit) for income taxes:

(in millions)	2023	2022	2021
Current tax provision
U.S. Federal	$1	$10	$45
U.S. State	1	(1)	13
Foreign	54	55	50
Deferred tax provision
U.S. Federal	9	7	(59)
U.S. State	3	(4)	(13)
Foreign	2	7	—
Total income tax provision	$70	$74	$36

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the U.S. federal statutory rate to UL Solutions effective tax rate:

	2023	2022	2021
U.S. Federal Statutory Rate	21.0%	21.0%	21.0%
Effect of:
Foreign income taxed at different rates	(5.1%)	(2.3%)	(4.2%)
U.S. tax on foreign activities	2.0%	1.3%	0.8%
State and local income taxes, net of federal benefit	0.9%	(1.3%)	(0.8%)
Goodwill impairment	1.8%	—%	—%
Foreign derived intangible income benefit	—%	—%	(3.9%)
Other reconciling items, net	(0.4%)	0.6%	0.2%
Effective tax rate	20.2%	19.3%	13.1%

Schedule of Deferred Tax Assets and Liabilities
Components of the deferred income tax assets and liabilities:

(in millions)	2023	2022
Deferred tax assets
Accrued pension and postretirement liabilities	$47	$52
Accrued employee benefits	42	50
Other accrued expenses	9	6
Net operating loss carryforward	46	46
Advance payments	25	38
Operating lease liabilities	38	38
Capitalized research and development	10	15
Foreign tax credit	8	—
Other	5	4
Subtotal (before valuation allowances)	230	249
Valuation allowances	(56)	(47)
Total deferred tax assets	174	202
Deferred tax liabilities
Basis difference for intangible assets	(32)	(33)
Basis difference for fixed assets	(6)	(14)
Operating lease right-of-use assets	(36)	(37)
Tax on unrepatriated earnings	(5)	(4)
Other	(9)	(8)
Total deferred tax liabilities	(88)	(96)
Net deferred income tax assets	$86	$106

Summary of Valuation Allowance
Movements in valuation allowance:

Deferred Tax Valuation Allowance	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
(in millions)
Year Ended December 31, 2023	$47	$14	$(5)	$56
Year Ended December 31, 2022	$42	$10	$(5)	$47
Year Ended December 31, 2021	$43	$3	$(4)	$42

Schedule of Uncertain Tax Positions
Movements in reserve for uncertain tax positions:

(in millions)	2023	2022	2021
Balance at January 1,	$26	$25	$23
Increases related to prior period tax positions	3	5	1
Decreases related to prior period tax positions	—	(3)	—
Increases related to current period tax positions	2	1	1
Lapse of statute of limitation	(1)	—	—
Settlement with taxing authorities	—	(2)	—
Balance at December 31,	$30	$26	$25